Employee Benefit Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent liabilities	350,889,000	241,049,000
Global Weighted-Average
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rates	4.70%	4.20%	4.70%
Expected long-term rates of return on plan assets	7.00%	6.80%	6.90%
Rates of compensation increase	3.40%	2.80%	3.40%
Expected long-term rates of return on plan assets for next year (as a percent)	7.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rates	3.70%	4.70%
Rates of compensation increase	3.20%	3.30%
U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	283,571,000	316,448,000
Service cost	2,233,000	2,565,000	1,887,000
Interest cost	12,868,000	11,767,000	12,780,000
Plan participants' contributions	0	0
Amendments	0	0
Actuarial loss	49,939,000	(28,158,000)
Settlements/curtailments	0	0
Benefits paid	(23,292,000)	(19,051,000)
Effect of foreign currency	0	0
Change in benefit obligation, Infrastructure transaction	0	0
Other	0	0
Benefit obligation at end of year	325,319,000	283,571,000	316,448,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	233,579,000	218,084,000
Actual return on plan assets	15,465,000	31,931,000
Employer contributions	7,598,000	2,615,000
Plan participants' contributions	0	0
Settlements/curtailments	0	0
Benefits paid	(23,292,000)	(19,051,000)
Effect of foreign currency	0	0
Other	0	0
Fair value of plan assets at end of year	233,350,000	233,579,000	218,084,000
Funded status at end of year	(91,969,000)	(49,992,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	615,000	2,148,000
Current liabilities	2,102,000	2,045,000
Noncurrent liabilities	90,482,000	50,095,000
Total accumulated other comprehensive loss before tax	157,165,000	109,348,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	156,989,000	109,081,000
Prior service cost	176,000	267,000
Total accumulated other comprehensive loss before tax	157,165,000	109,348,000
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net actuarial loss	4,919,000
Prior service cost	81,000
Total	5,000,000
Estimate of expected contributions in next fiscal year	2,500,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	18,500,000
2016	18,800,000
2017	18,600,000
2018	18,800,000
2019	18,700,000
2020-2024	94,500,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rates	4.70%	3.80%	4.40%
Expected long-term rates of return on plan assets	7.50%	7.50%	7.80%
Rates of compensation increase	3.00%	3.00%	3.00%
Expected long-term rates of return on plan assets for next year (as a percent)	7.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rates	3.90%	4.70%
Rates of compensation increase	3.00%	3.00%
Number of U.S. dollar-denomincated, AA-graded corporate bonds in yield curve universe	700
Highest yield U.S. dollar-denominated, AA-graded corporate bonds excluded from yield curve univers (as a percent)	10.00%
Lowest yield U.S. dollar-denominated, AA-graded corporate bonds excluded from yield curve universe (as a percent)	10.00%
International Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	958,705,000	1,068,750,000
Service cost	1,610,000	3,457,000	3,418,000
Interest cost	43,230,000	42,707,000	46,174,000
Plan participants' contributions	75,000	689,000
Amendments	0	(394,000)
Actuarial loss	150,289,000	(8,245,000)
Settlements/curtailments	(589,000)	(1,619,000)
Benefits paid	(41,522,000)	(46,269,000)
Effect of foreign currency	(62,250,000)	19,744,000
Change in benefit obligation, Infrastructure transaction	0	(120,115,000)
Other	55,000	0
Benefit obligation at end of year	1,049,603,000	958,705,000	1,068,750,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	770,911,000	783,059,000
Actual return on plan assets	80,518,000	68,535,000
Employer contributions	28,112,000	30,258,000
Plan participants' contributions	75,000	689,000
Settlements/curtailments	0	(1,028,000)
Benefits paid	(41,522,000)	(46,269,000)
Benefits paid	(40,948,000)	(45,207,000)
Effect of foreign currency	(47,623,000)	11,455,000
Other	0	(76,850,000)
Fair value of plan assets at end of year	791,045,000	770,911,000	783,059,000
Funded status at end of year	(258,558,000)	(187,794,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	1,746,000	3,894,000
Current liabilities	524,000	534,000
Noncurrent liabilities	259,780,000	191,154,000
Total accumulated other comprehensive loss before tax	479,382,000	401,300,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	478,396,000	400,726,000
Prior service cost	986,000	574,000
Total accumulated other comprehensive loss before tax	479,382,000	401,300,000
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net actuarial loss	17,254,000
Prior service cost	208,000
Total	17,462,000
Estimate of expected contributions in next fiscal year	31,200,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	42,100,000
2016	43,800,000
2017	45,500,000
2018	46,200,000
2019	47,700,000
2020-2024	266,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rates	4.70%	4.30%	4.80%
Expected long-term rates of return on plan assets	6.80%	6.60%	6.70%
Rates of compensation increase	3.40%	2.80%	3.40%
Expected long-term rates of return on plan assets for next year (as a percent)	6.80%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rates	3.70%	4.70%
Rates of compensation increase	3.20%	3.40%